                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                        SUPPLEMENT DATED JUNE 23, 1999
                                    TO THE
                         PROSPECTUS DATED MAY 1, 1999
                                    FOR THE
                        ADVISOR'S EDGE VARIABLE ANNUITY

                                  OFFERED BY
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)


The "Portfolio Annual Expenses" table on Prospectus page seven showing expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement, if applicable) is hereby amended as follows:

                                                                       Rule
                                                   Management and      Other    12b-1  Total Portfolio
                                                 Advisory Expenses   Expenses    Fee   Annual Expenses
                                                 ------------------  ---------  -----  ----------------
Warburg Pincus International Equity Portfolio                 1.00%      0.33%     --             1.33%

Footnote 7 to the "Portfolio Annual Expense" table is deleted in its entirety.

                                     ****

The example on Prospectus page nine illustrating expenses a Contract Owner would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period, is hereby amended as follows:

                                       1 Year           3 Years           5 Years        10 Years
                                   ---------------  ----------------  ---------------  -------------
Warburg Pincus International
 Equity Portfolio                           $20.35            $62.86          $107.94        $232.86

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                        SUPPLEMENT DATED JUNE 23, 1999
                                    TO THE
                         PROSPECTUS DATED MAY 1, 1999
                                    FOR THE
                    ADVISOR'S EDGE SELECT VARIABLE ANNUITY

                                  OFFERED BY
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)


The "Portfolio Annual Expenses" table on Prospectus page six showing expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement, if applicable) is hereby amended as follows:

                                                                       Rule
                                                   Management and      Other    12b-1  Total Portfolio
                                                 Advisory Expenses   Expenses    Fee   Annual Expenses
                                                 ------------------  ---------  -----  ----------------
Warburg Pincus International Equity Portfolio                 1.00%      0.33%     --             1.33%

Footnote 7 to the "Portfolio Annual Expense" table is deleted in its entirety.

                                     ****

The example on Prospectus page eight illustrating expenses a Contract Owner would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period, is hereby amended as follows:

                                       1 Year           3 Years           5 Years        10 Years
                                   ---------------  ----------------  ---------------  -------------
Warburg Pincus International
 Equity Portfolio                           $28.61            $87.70          $149.38        $315.68